Debt Obligations (Regency Credit Facility) (Narrative) (Details) (Regency Credit Facility [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Revolving credit facility	$ 1,150
Letters of credit availablity	200
Debt instrument, maturity date	Jun. 15, 2014
Line of credit facility fronting fee percentage	0.125%
Outstanding borrowings	192
Letters of credit outstanding, amount	12
Amount available for future borrowings	$ 946
Weighted average interest rate on amount outstanding	2.93%
Federal Funds Effective Rate [Member]
Debt instrument, basis spread on variable rate	0.50%
LIBOR [Member]
Debt instrument, basis spread on variable rate	1.00%
Minimum [Member]
Line of credit facility, unused capacity, commitment fee percentage	0.375%
Line of credit participation fee	2.50%
Minimum [Member] | Base Rate Loans [Member]
Debt instrument, basis spread on variable rate	1.50%
Minimum [Member] | Eurodollar Loans [Member]
Debt instrument, basis spread on variable rate	2.50%
Maximum [Member]
Line of credit facility, unused capacity, commitment fee percentage	0.50%
Line of credit participation fee	3.25%
Maximum [Member] | Base Rate Loans [Member]
Debt instrument, basis spread on variable rate	2.25%
Maximum [Member] | Eurodollar Loans [Member]
Debt instrument, basis spread on variable rate	3.25%